Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Dow Jones Industrial AverageSM - often regarded as a barometer of overall U.S. stock market performance - recorded two of its three largest point gains ever in late July. Still, many equity benchmarks were lingering near four- to five-year lows through the first seven months of 2002, due in part to investors' lack of faith in corporate accounting standards. As a result, many investors turned to fixed-income securities for capital protection.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan ® Massachusetts Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended July 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® MA Municipal Income	4.32%	6.47%	31.94%	84.11%
LB Massachusetts 3 Plus Year Enhanced	4.74%	7.23%	35.04%	n/a*
Massachusetts Municipal Debt Funds Average	4.13%	5.64%	26.61%	75.67%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Massachusetts 3 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 56 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	6.47%	5.70%	6.29%
LB Massachusetts 3 Plus Year Enhanced	7.23%	6.19%	n/a*
Massachusetts Municipal Debt Funds Average	5.64%	4.83%	5.79%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Massachusetts Municipal Income Fund on July 31, 1992. As the chart shows, by July 31, 2002, the value of the investment would have grown to $18,411 - an 84.11% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,788 - an 87.88% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended July 31,	Years ended January 31,
	2002	2002	2001	2000	1999	1998
Dividend returns	2.29%	4.73%	5.49%	4.57%	4.92%	5.47%
Capital returns	2.03%	0.81%	7.62%	-8.27%	0.84%	4.74%
Total returns	4.32%	5.54%	13.11%	-3.70%	5.76%	10.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.48¢	26.60¢	53.73¢
Annualized dividend rate	4.35%	4.49%	4.48%
30-day annualized yield	3.75%	-	-
30-day annualized tax-equivalent yield	6.09%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.13 over the past one month, $11.96 over the past six months and $11.99 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.45% combined federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market continued to benefit from an environment characterized by shaky equity markets, low interest rates, low levels of inflation and high demand for municipal securities. As a result, the overall muni market registered gains in five of the six months that ended July 31, 2002, finishing the overall period with a return of 4.17% according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. The taxable bond market, meanwhile, barely edged the absolute return of tax-exempt munis, as the Lehman Brothers Aggregate Bond Index, a gauge of the overall investment-grade taxable bond market, returned 4.20%. On a tax-adjusted yield basis, however, munis had a decided edge: For an investor in a 28% tax bracket, a muni yielding 3.85% is the after-tax equivalent of a taxable bond yielding 5.35%. The only blip on the radar screen for the muni market during the past six months occurred in March, when the Lehman Brothers muni bond index fell nearly 2.00% for the month, as equities staged a powerful but short-lived rally, the economic picture brightened somewhat and expectations for interest rate hikes were on the rise.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. How did the fund perform, Christine?

A. It was a pretty good period for Massachusetts municipal bonds and the fund. For the six-month period that ended July 31, 2002, the fund had a total return of 4.32%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 4.13% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.74%. For the 12-month period ending July 31, 2002, the fund returned 6.47%, while the Lipper average returned 5.64% and the Lehman Brothers index gained 7.23%.

Q. What drove the fund's strong performance during the past six months?

A. Amid volatile conditions caused by changing expectations about the economy, inflation, interest rates and the stock market, municipal bond prices rallied substantially during much of the period. Beginning in late March, munis' relatively low prices helped provide the underpinnings for stronger performance in the second quarter. Munis were further buoyed by an increasing aversion to risk due to mounting concerns about conflicts in the Middle East, the war on terrorism, the pace of the economic recovery and the viability of corporate earnings. Munis enjoyed a strong month in July due to the steep decline of the stock market and signs that the economy was weaker than expected. By month's end, fears of an interest rate hike gave way to hopes for a rate cut. As for the fund's performance, it beat its Lipper peer group largely because of my focus on securities that offered better value relative to other bonds.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Why was this focus on valuations so important?

A. The dramatic shifts in market sentiment that characterized the past six months helped demonstrate how uncertain and volatile "market-timing" strategies - in which a portfolio is positioned to take advantage of interest rate movements - can be. Rather than try to time the market, I took advantage of heightened volatility to buy bonds whose prices had come under pressure when their maturity, structure or sector temporarily fell out of favor.

Q. Were there other strategies that aided performance?

A. Yes, there were. I emphasized general obligation bonds (GOs) issued by local entities - such as cities - and de-emphasized those issued by the state. Many state GOs - which make up about 28% of the Massachusetts municipal market overall but only about 18% of the fund - came under some pressure this year when their supply grew as the state issued new debt in order to contend with rising expenses and falling revenues. In contrast, local GOs generally performed better because they are backed by less economically sensitive streams of revenues, such as property taxes. Furthermore, the supply of local GOs was relatively muted. The fund also was helped by its stake in bonds issued by other less economically sensitive sectors, including health care, private colleges and universities, and water utilities.

Q. Were there any disappointments?

A. The biggest disappointment boiled down to a lack of opportunities. The Massachusetts municipal market was awash with supply as many issuers refinanced older debt at prevailing lower interest rates and others issued new debt to fund projects or fill budget gaps. In fact, supply surged by about 25% in the first seven months of 2002, compared to the same period a year ago. Unfortunately, much of that supply wasn't attractive based either on price or structure, limiting the opportunities to add new and attractively priced bonds to the fund.

Q. What's your outlook for the municipal market?

A. At the end of July, municipals were relatively cheap compared to U.S. Treasury bonds, which may mean that they are poised for a period of catch-up in the months to come. Beyond that, the direction of interest rates - or at least expectations of higher or lower rates - will likely be the main factor behind munis' performance for the balance of 2002.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Facts

Goal: to provide a high level of current income exempt from federal income tax and Massachusetts personal income tax

Fund number: 070

Trading symbol: FDMMX

Start date: November 10, 1983

Size: as of July 31, 2002, more than $1.9 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on the fiscal situation of Massachusetts:

"With just weeks left in the 2002 fiscal year ending June 30, 2002, Massachusetts state leaders were forced to grapple with how to cope with a large budget shortfall. According to state officials, one of the chief culprits behind the deficit was a much bigger-than-expected drop in capital gains revenue as stock prices tumbled. That, combined with other flagging tax revenues, amounted to a significant shortfall. To help close the budget gap, lawmakers levied new taxes and fees, drew down state reserves and made spending cuts. The situation for 2003 looks equally as challenging. Mandatory spending on Medicaid is rising and debt service costs are increasing. Those increases likely mean that there will be additional cuts, probably in the areas of employees and services. In addition, the state may well undertake post-election structural reforms that will help it balance its budget. From a municipal bond investor's point of view, the health of the state's fiscal condition is important not only in the analysis of the creditworthiness of the bonds it issues, but also it's an important factor in judging local entities that receive money from the state."

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.9	23.9
Education	13.1	14.5
Special Tax	12.5	12.6
Health Care	12.1	12.1
Water & Sewer	9.4	9.2
Average Years to Maturity as of July 31, 2002
		6 months ago
Years	14.3	15.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2002
6 months ago
Years	6.7	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of July 31, 2002 As of January 31, 2002

Aaa 48.9%	Aaa 44.4%
Aa, A 47.2%	Aa, A 50.0%
Baa 2.8%	Baa 2.8%
Not Rated 1.1%	Not Rated 2.8%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investments July 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - 96.8%
Barnstable Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (Fed. Hsg. Administration Insured)	AA-	$ 2,700,000	$ 2,709,288
Boston Economic Dev. & Indl. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	-	3,140,000	3,154,664
Boston Gen. Oblig.:
Series A:
5.75% 2/1/14	Aa2	4,190,000	4,666,696
5.75% 2/1/15	Aa2	4,190,000	4,635,229
5.75% 2/1/17	Aa2	2,460,000	2,684,893
5% 8/1/12	Aa2	5,825,000	6,341,095
5% 8/1/13	Aa2	3,180,000	3,431,602
5% 8/1/14	Aa2	3,180,000	3,399,261
5% 8/1/15	Aa2	3,180,000	3,359,956
5.75% 2/1/11	Aa2	3,915,000	4,433,620
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	Aaa	2,310,000	2,395,701
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured) (b)	Aaa	9,705,000	10,183,457
5% 8/1/17 (MBIA Insured) (b)	Aaa	7,990,000	8,318,149
5% 8/1/18 (MBIA Insured) (b)	Aaa	6,200,000	6,404,104
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	Aa3	10,100,000	10,812,252
5.75% 11/1/13	Aa3	1,975,000	2,269,275
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	Aaa	2,045,000	2,079,295
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	Aaa	1,165,000	1,233,059
5.1% 4/1/12 (MBIA Insured)	Aaa	1,550,000	1,655,664
Brockton Hsg. Dev. Corp. Multi-family Rev. (Douglas House Proj.) Series 1992 A, 7.375% 9/1/24	AAA	7,630,000	7,713,777
Brookline Gen. Oblig. 5.75% 4/1/15	Aaa	1,045,000	1,165,792
Chelsea Gen. Oblig. 5% 6/15/13 (AMBAC Insured)	Aaa	2,390,000	2,533,472
East Longmeadow Gen. Oblig.:
5% 8/1/13 (AMBAC Insured)	Aaa	1,155,000	1,250,865
5% 8/1/14 (AMBAC Insured)	Aaa	1,145,000	1,228,345
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	Aa2	11,695,000	12,462,309
6% 6/1/15	Aa2	2,545,000	2,879,159
6% 6/1/16	Aa2	3,015,000	3,432,578
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Foxborough Stadium Infrastructure Impt.: - continued
6% 6/1/17	Aa2	$ 3,195,000	$ 3,628,274
6% 6/1/18	Aa2	3,390,000	3,815,682
6% 6/1/19	Aa2	3,590,000	4,025,467
6% 6/1/20	Aa2	3,785,000	4,209,374
Holyoke Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A:
5.5% 6/15/16 (FSA Insured)	Aaa	2,100,000	2,214,912
6% 6/15/05 (FSA Insured)	Aaa	1,350,000	1,490,265
Series B, 6% 6/15/06 (FSA Insured)	Aaa	1,400,000	1,573,740
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	Aaa	2,460,000	2,640,047
5.75% 11/15/14 (FGIC Insured)	Aaa	1,100,000	1,227,303
Lowell Gen. Oblig. Series A, 5.5% 1/15/10 (FSA Insured)	Aaa	2,000,000	2,130,560
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	AAA	5,295,000	5,298,230
Lynn Gen. Oblig.:
5.375% 8/15/12 (FGIC Insured)	Aaa	1,920,000	2,138,688
5.375% 8/15/13 (FGIC Insured)	Aaa	2,025,000	2,254,007
5.375% 8/15/14 (FGIC Insured)	Aaa	2,120,000	2,342,727
5.375% 8/15/15 (FGIC Insured)	Aaa	2,235,000	2,455,550
5.375% 8/15/16 (FGIC Insured)	Aaa	2,345,000	2,557,856
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 1997 A, 5.125% 12/1/17 (FSA Insured)	Aaa	1,290,000	1,334,389
Series A, 5% 12/1/14 (FSA Insured)	Aaa	1,375,000	1,438,388
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	23,155,000	22,707,414
Series 1998 B, 5% 3/1/28	Aa2	15,000,000	14,683,650
Series 1998 C, 5.75% 3/1/10 (FGIC Insured)	Aaa	6,000,000	6,806,640
Series 2000 A:
5.25% 7/1/30	Aa1	74,730,000	75,113,353
5.75% 7/1/15	Aa1	1,000,000	1,106,320
5.75% 7/1/18	Aa1	4,000,000	4,329,880
Series A:
5% 3/1/23 (FGIC Insured)	Aaa	2,430,000	2,405,287
5.375% 3/1/19	Aa2	5,000,000	5,175,300
5.5% 3/1/12	Aa2	4,350,000	4,899,710
5.75% 3/1/26 (FGIC Insured)	Aa2	5,500,000	5,831,100
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series A:
5.8% 3/1/11	Aa2	$ 7,435,000	$ 8,498,874
5.8% 3/1/12	Aa2	3,000,000	3,450,450
6.25% 3/1/12	Aa2	1,500,000	1,778,745
7% 3/1/07	Aa2	5,000,000	5,870,200
7% 3/1/08	Aa2	1,000,000	1,187,320
7% 3/1/21	Aa2	1,500,000	1,926,720
Series B:
5.375% 3/1/25 (AMBAC Insured)	Aaa	13,060,000	13,321,331
5.5% 3/1/21	Aa2	4,835,000	4,888,620
6% 3/1/12	Aa2	7,180,000	7,483,140
6.2% 3/1/16	Aa2	27,500,000	32,609,500
Series C:
5% 3/1/24	Aa2	10,900,000	10,730,287
5.5% 3/1/13 (FGIC Insured)	Aaa	3,000,000	3,375,510
Series D, 5% 3/1/22	Aa2	5,750,000	5,748,965
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2000 A, 5.5% 7/1/30	Aa3	13,620,000	13,997,683
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (MBIA Insured)	Aaa	1,000,000	1,028,850
Series A, 7.5% 5/1/05	Aa2	3,100,000	3,523,584
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Issue Proj.) 5% 7/1/28	A2	2,000,000	1,902,580
(Eastern Nazarene College Proj.):
5.625% 4/1/19	BBB-	1,800,000	1,486,260
5.625% 4/1/29	BBB-	2,000,000	1,557,460
(Higher Ed.-Smith College Issue Proj.) 5.75% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (d)	Aa1	7,500,000	8,651,550
(Mount Holyoke College Proj.):
5.125% 7/1/21	Aa3	5,715,000	5,787,123
5.25% 7/1/31	Aa3	11,785,000	11,852,999
5.5% 7/1/14	Aa3	750,000	828,480
5.5% 7/1/15	Aa3	910,000	1,000,227
5.5% 7/1/16	Aa3	590,000	643,902
(Regis College Proj.):
5.25% 10/1/18	BBB-	2,240,000	2,064,742
5.5% 10/1/28	BBB-	5,660,000	4,913,220
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	AAA	$ 3,345,000	$ 3,480,238
4.4% 7/1/07 (AMBAC Insured) (c)	AAA	5,240,000	5,452,063
4.55% 7/1/09 (AMBAC Insured) (c)	AAA	1,670,000	1,738,119
4.65% 7/1/10 (AMBAC Insured) (c)	AAA	3,965,000	4,130,896
4.75% 7/1/11 (AMBAC Insured) (c)	AAA	3,345,000	3,492,213
4.8% 7/1/12 (AMBAC Insured) (c)	AAA	1,765,000	1,827,269
4.95% 7/1/14 (AMBAC Insured) (c)	AAA	3,340,000	3,375,037
5% 7/1/15 (AMBAC Insured) (c)	AAA	1,575,000	1,587,143
Issue G:
4.4% 12/1/04 (MBIA Insured) (c)	Aaa	2,600,000	2,704,728
5% 12/1/11 (MBIA Insured) (c)	Aaa	3,360,000	3,531,830
5.45% 12/1/06 (MBIA Insured) (c)	AAA	6,945,000	7,509,629
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	Aaa	3,485,000	3,747,630
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (c)	AAA	4,240,000	4,444,580
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 12/15/08	Aa3	2,125,000	2,356,986
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)	Aaa	5,820,000	6,120,137
Series 2000 A:
5.75% 6/15/09	Aa3	10,900,000	12,341,852
5.75% 12/15/10	Aa3	5,305,000	6,065,843
5.75% 6/15/11	Aa3	10,660,000	12,106,882
5.75% 12/15/11	Aa3	9,510,000	10,800,792
5.75% 6/15/12	Aa3	5,000,000	5,640,450
5.75% 6/15/13	Aa3	5,000,000	5,625,250
Series A:
5% 12/15/05	Aa3	1,400,000	1,521,072
5.25% 6/15/09	Aa3	2,190,000	2,413,511
5.25% 12/15/11	Aa3	5,000,000	5,427,300
5.25% 6/15/12	Aa3	7,000,000	7,548,870
5.5% 6/15/08	Aa3	18,900,000	21,011,130
5.5% 12/15/09	Aa3	10,185,000	11,455,477
5.5% 6/15/14	Aa3	3,275,000	3,567,752
Series B:
5.125% 12/15/10	Aa3	2,500,000	2,710,925
5.125% 12/15/11	Aa3	9,030,000	9,738,584
5.125% 12/15/12	Aa3	5,480,000	5,877,903
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.):
Series 1998 C, 5.25% 8/1/13 (Pre-Refunded to 8/1/08 @ 101) (d)	Aa2	$ 7,200,000	$ 8,070,696
Series 2000 A:
5.875% 2/1/18 (Pre-Refunded to 2/1/10 @ 101) (d)	Aa2	10,000,000	11,551,200
6% 2/1/10	Aa2	7,500,000	8,615,250
Series 2000 C:
5.5% 10/1/22	Aa2	1,700,000	1,774,953
5.75% 10/1/11	Aa2	3,475,000	3,996,146
5.75% 10/1/12 (MBIA Insured) (Pre-Refunded to 10/1/10 @ 100) (d)	Aa2	10,000,000	11,499,700
Series B:
5% 4/1/15 (MBIA Insured)	Aaa	15,000,000	15,635,850
5.75% 6/1/20 (Pre-Refunded to 6/1/10 @ 100) (d)	Aa2	20,045,000	22,944,509
6% 6/1/15 (Pre-Refunded to 6/1/10 @ 100) (d)	Aa2	7,500,000	8,711,625
Series 1998 C, 5.25% 8/1/14 (Pre-Refunded to 8/1/08 @ 101) (d)	Aa2	7,750,000	8,687,208
Series 2000 B, 5.75% 6/1/09	Aa2	1,750,000	1,991,675
Series 2001 A:
5% 1/1/04	Aa2	1,500,000	1,567,800
5.25% 1/1/09	Aa2	5,000,000	5,509,900
5.5% 1/1/10	Aa2	3,000,000	3,345,210
5.5% 1/1/11	Aa2	6,000,000	6,720,360
Series A:
5% 1/1/14	Aa2	8,000,000	8,751,200
5.5% 2/1/08 (MBIA Insured) (b)	Aaa	2,000,000	2,183,140
5.5% 2/1/09 (MBIA Insured) (b)	Aaa	10,500,000	11,511,150
7.5% 6/1/04	Aa2	1,165,000	1,224,438
7.5% 6/1/04 (Escrowed to Maturity) (d)	-	2,170,000	2,351,889
Series C, 5.25% 12/1/06	Aa2	14,280,000	15,811,530
Series D:
6% 5/1/08	Aa2	4,350,000	4,966,004
6% 5/1/08 (Escrowed to Maturity) (d)	-	685,000	784,120
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series G, 5% 11/1/28	Aaa	4,000,000	3,937,160
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	Baa2	3,075,000	3,142,773
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.):
Series D, 5.5% 7/1/16 (FGIC Insured)	Aaa	$ 6,400,000	$ 6,615,360
Series E:
6% 7/1/04 (FSA Insured)	Aaa	1,290,000	1,387,240
6% 7/1/05 (FSA Insured)	Aaa	1,385,000	1,525,328
6% 7/1/06 (FSA Insured)	Aaa	1,425,000	1,595,915
Series F:
5.75% 7/1/17	A1	1,305,000	1,369,062
5.75% 7/1/18	A1	1,300,000	1,353,534
5.75% 7/1/19	A1	1,455,000	1,505,780
5.75% 7/1/20	A1	500,000	513,945
5.75% 7/1/33	A1	3,000,000	3,051,300
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	13,865,000	14,238,107
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	Aa3	21,945,000	20,449,448
5% 6/1/26	Aa3	5,750,000	5,663,635
(Boston College Proj.) Series K, 5.375% 6/1/14	Aa3	8,945,000	9,975,553
(Brandeis Univ. Proj.):
Series 1998 I, 4.75% 10/1/28 (MBIA Insured)	Aaa	3,250,000	3,060,070
Series I:
5.25% 10/1/14 (MBIA Insured)	Aaa	2,780,000	2,971,959
5.25% 10/1/16 (MBIA Insured)	Aaa	1,400,000	1,479,422
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	AAA	3,500,000	3,671,115
(Caritas Christi Oblig. Group Proj.) Series A, 5.25% 7/1/03	Baa2	2,000,000	2,036,060
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	A1	18,600,000	18,626,412
6.25% 12/1/14	A1	3,000,000	3,181,230
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	Aaa	9,475,000	10,295,251
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	Baa3	2,000,000	2,119,120
5.25% 7/1/09 (American Cap. Access Corp. Insured)	Baa3	2,540,000	2,681,122
5.25% 7/1/10 (American Cap. Access Corp. Insured)	Baa3	2,000,000	2,089,820
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/11 (American Cap. Access Corp. Insured)	Baa3	$ 3,025,000	$ 3,149,660
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	Aaa	1,000,000	1,049,760
(Faulkner Hosp. Proj.) Series C:
6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (d)	Baa1	9,745,000	10,342,076
6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (d)	Baa1	6,010,000	6,378,233
(Harvard Univ. Proj.):
Series P:
5.6% 11/1/14	Aaa	1,000,000	1,083,520
5.625% 11/1/28	Aaa	1,500,000	1,574,340
Series W, 6% 7/1/35 (Pre-Refunded to 7/1/10 @ 101) (d)	Aaa	16,825,000	19,695,345
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	Aaa	14,120,000	14,693,131
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	4,750,000	5,636,588
(Massachusetts Institute of Technology Proj.) Series K:
5.25% 7/1/12	Aaa	3,500,000	3,938,900
5.375% 7/1/17	Aaa	4,000,000	4,478,520
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	A1	1,160,000	1,236,804
6.625% 1/1/15	A1	5,650,000	5,933,291
(Milford Whitinsville Hosp. Proj.):
6.35% 7/15/32	Baa2	2,100,000	2,124,402
6.5% 7/15/23	Baa2	1,685,000	1,738,027
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	AAA	2,800,000	2,931,768
(Mount Auburn Hosp. Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	Aaa	1,250,000	1,368,500
6.3% 8/15/24 (MBIA Insured)	Aaa	5,000,000	5,474,750
(New England Med. Ctr. Hosp. Proj.):
Series F, 6.625% 7/1/25 (FGIC Insured)	Aaa	4,850,000	4,965,382
Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	1,000,000	1,007,470
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	Aaa	4,070,000	4,562,877
6.125% 7/1/15 (MBIA Insured)	Aaa	4,500,000	5,037,570
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	Aaa	$ 9,000,000	$ 8,858,970
(Partners Health Care Sys. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	Aaa	2,510,000	2,673,577
5.125% 7/1/11 (MBIA Insured)	Aaa	3,885,000	4,124,549
Series A:
5.25% 7/1/04 (FSA Insured)	Aaa	2,000,000	2,120,900
5.375% 7/1/24 (MBIA Insured)	Aaa	7,600,000	7,692,796
5.5% 7/1/05 (FSA Insured)	Aaa	2,000,000	2,174,720
(South Shore Hosp. Proj.):
Series 1999 F, 5.5% 7/1/12	A2	2,165,000	2,286,825
Series F:
4.75% 7/1/05	A2	1,275,000	1,326,867
5% 7/1/07	A2	1,915,000	2,004,239
5.125% 7/1/08	A2	2,000,000	2,102,560
5.25% 7/1/09	A2	2,120,000	2,242,939
5.625% 7/1/19	A2	1,000,000	1,012,480
5.75% 7/1/29	A2	4,350,000	4,408,508
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	Aa3	5,000,000	5,130,600
Series J:
5.5% 8/15/12	Aa3	500,000	567,020
5.5% 8/15/13	Aa3	500,000	565,240
5.5% 8/15/14	Aa3	1,750,000	1,975,033
5.5% 8/15/15	Aa3	2,955,000	3,327,360
(Univ. of Massachusetts - Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	Aaa	1,000,000	1,077,030
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	Aaa	3,065,000	3,353,355
5.875% 10/1/29 (FGIC Insured)	Aaa	10,000,000	10,815,400
(Wheaton College Proj.) Series C:
5.125% 7/1/09	A2	1,130,000	1,178,477
5.25% 7/1/14	A2	2,655,000	2,763,935
5.25% 7/1/19	A2	2,000,000	2,035,880
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	Aaa	3,000,000	3,235,110
Series G, 5.5% 7/1/14	Aaa	3,665,000	4,012,369
5.95% 8/15/18 (FGIC Insured)	Aaa	7,900,000	8,066,769
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
6.55% 6/23/22 (AMBAC Insured)	Aaa	$ 20,000,000	$ 22,017,600
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (c)	Aa2	1,845,000	1,914,446
Series 40:
6.6% 12/1/24 (c)	Aa2	14,135,000	14,687,396
6.65% 12/1/27 (c)	Aa2	5,035,000	5,240,126
Series 53, 5.2% 12/1/21 (MBIA Insured) (c)	Aaa	105,000	110,656
Series A, 6% 12/1/13 (MBIA Insured)	Aaa	5,525,000	5,834,842
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	A1	9,900,000	10,217,988
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.7% 12/1/03	BBB	3,000,000	2,889,480
4.8% 12/1/04	BBB	3,660,000	3,496,398
Series A:
4.95% 12/1/06	BBB	1,950,000	1,786,376
5.2% 12/1/08 (c)	BBB	1,300,000	1,156,610
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	Aaa	265,000	293,639
(Groton School Proj.) Series A, 5% 3/1/28	Aa1	5,690,000	5,601,862
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	AAA	2,525,000	2,799,922
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/05	A+	24,600,000	22,678,248
0% 8/1/07	A+	25,000,000	21,129,500
0% 8/1/08	A+	15,000,000	12,024,300
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	Aaa	2,500,000	2,542,400
(Tufts Univ. Proj.) Series H, 4.75% 2/15/28 (MBIA Insured)	Aaa	7,000,000	6,595,890
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	Aa1	14,600,000	14,569,340
(Worcester Polytechnic Institute Proj.):
5.75% 9/1/05 (MBIA Insured)	Aaa	1,340,000	1,477,605
5.75% 9/1/06 (MBIA Insured)	Aaa	1,115,000	1,247,551
5.75% 9/1/07 (MBIA Insured)	Aaa	1,000,000	1,131,250
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	Aaa	$ 4,000,000	$ 4,334,480
5% 7/1/08 (MBIA Insured)	Aaa	8,330,000	8,999,232
5.25% 7/1/12 (MBIA Insured)	Aaa	8,000,000	8,739,280
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	Aaa	12,755,000	13,821,573
5% 7/1/08 (MBIA Insured)	Aaa	8,415,000	9,091,061
5.25% 7/1/12 (MBIA Insured)	Aaa	8,510,000	9,332,832
(Nuclear Mix #5 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	Aaa	3,985,000	4,329,583
5% 7/1/08 (MBIA Insured)	Aaa	4,175,000	4,524,322
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	Aaa	4,225,000	4,578,506
Series 1993 A, 5% 7/1/05 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,000,000	1,078,960
Series A:
5.1% 7/1/06 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,000,000	1,094,980
5.1% 7/1/08 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,000,000	1,103,170
Series B, 5% 7/1/17 (MBIA Insured) (Pre-Refunded to 7/1/04 @ 102) (d)	Aaa	3,020,000	3,265,707
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	Aaa	2,030,000	2,182,494
Series 1998 A:
5% 7/1/23 (FSA Insured)	Aaa	8,750,000	8,495,463
5.5% 7/1/17 (FSA Insured)	Aaa	2,105,000	2,212,018
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	Aaa	2,275,000	2,393,960
5% 7/1/15 (FSA Insured) (c)	Aaa	3,310,000	3,397,053
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	Aaa	5,000,000	5,251,800
Series A:
5% 7/1/13	Aa3	5,000,000	5,075,350
5.5% 7/1/09	Aa3	3,160,000	3,294,679
Series B:
5.5% 7/1/10 (FSA Insured) (c)	Aaa	11,470,000	12,564,353
5.5% 7/1/11 (FSA Insured) (c)	Aaa	5,500,000	5,962,385
5.5% 7/1/12 (FSA Insured) (c)	Aaa	4,000,000	4,316,280
5.5% 7/1/14 (FSA Insured) (c)	Aaa	5,335,000	5,690,791
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
5.625% 7/1/12 (Escrowed to Maturity) (d)	Aaa	$ 1,620,000	$ 1,795,624
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	Aaa	7,395,000	8,046,647
5.5% 1/1/13 (AMBAC Insured) (c)	Aaa	7,000,000	7,591,080
5.5% 1/1/14 (AMBAC Insured) (c)	Aaa	6,040,000	6,505,624
5.5% 1/1/15 (AMBAC Insured) (c)	Aaa	5,000,000	5,341,850
5.5% 1/1/16 (AMBAC Insured) (c)	Aaa	5,000,000	5,314,350
5.5% 1/1/17 (AMBAC Insured) (c)	Aaa	6,470,000	6,846,425
5.5% 1/1/18 (AMBAC Insured) (c)	Aaa	6,000,000	6,321,060
5.5% 1/1/19 (AMBAC Insured) (c)	Aaa	5,000,000	5,240,500
Massachusetts Spl. Oblig. Rev. Series A:
5.5% 6/1/13 (FGIC Insured)	Aaa	3,300,000	3,730,155
5.5% 6/1/15 (FGIC Insured)	Aaa	13,070,000	14,835,496
5.5% 6/1/16 (FGIC Insured)	Aaa	2,520,000	2,843,417
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/37 (MBIA Insured)	Aaa	31,555,000	30,508,005
5.125% 1/1/23 (MBIA Insured)	Aaa	3,460,000	3,473,321
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	36,085,000	37,251,267
Massachusetts Wtr. Poll. Abatement Trust (Pooled Ln. Prog.):
Series 1999 5, 5.25% 8/1/15	Aaa	3,000,000	3,222,840
Series 2000 6:
5.5% 8/1/12	Aaa	3,910,000	4,368,252
5.5% 8/1/30	Aaa	24,825,000	25,829,668
5.625% 8/1/14	Aaa	4,905,000	5,457,254
5.625% 8/1/16	Aaa	8,235,000	9,096,793
Series 3:
5.4% 2/1/10	Aaa	300,000	323,472
5.4% 2/1/10 (Pre-Refunded to 2/1/07 @ 101) (d)	Aaa	1,400,000	1,562,386
5.5% 2/1/13	Aaa	815,000	872,661
5.5% 2/1/13 (Pre-Refunded to 2/1/07 @ 101) (d)	Aaa	5,900,000	6,609,003
Series 4:
5.125% 8/1/11	Aaa	2,245,000	2,425,610
5.125% 8/1/14	Aaa	1,205,000	1,277,131
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust (Pooled Ln. Prog.): - continued
Series 7:
5% 2/1/11	Aaa	$ 2,455,000	$ 2,675,140
5.25% 2/1/10	Aaa	4,590,000	5,055,380
5.25% 2/1/12	Aaa	8,900,000	9,813,852
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.:
(MWRA Ln. Prog.) Series A:
5% 8/1/15	Aaa	50,000	51,056
5% 8/1/15 (Escrowed to Maturity) (d)	Aaa	950,000	1,005,756
5.25% 8/1/12	Aaa	565,000	609,160
5.25% 8/1/13	Aaa	330,000	354,694
5.375% 8/1/16	Aaa	125,000	133,250
5.45% 2/1/13	Aaa	140,000	144,543
5.45% 2/1/13 (Escrowed to Maturity) (d)	Aaa	1,960,000	2,222,934
Series 1998 A, 5.25% 8/1/09 (Escrowed to Maturity) (d)	Aaa	6,025,000	6,713,176
Massachusetts Wtr. Resource Auth.:
Series 1998 B, 5.5% 8/1/11 (FSA Insured)	Aaa	1,930,000	2,177,001
Series A:
5.75% 8/1/30 (FGIC Insured)	Aaa	20,500,000	21,922,495
5.75% 8/1/39 (FGIC Insured)	Aaa	20,250,000	21,543,975
6.5% 7/15/19	Aa3	16,960,000	20,815,347
Series B:
5% 3/1/22	Aa3	13,000,000	12,935,000
5.5% 8/1/15 (FSA Insured)	Aaa	1,500,000	1,691,805
5.5% 8/1/16 (FSA Insured)	Aaa	1,425,000	1,607,999
5.875% 11/1/04	Aa3	1,975,000	2,032,907
Series C, 4.75% 12/1/23	Aa3	13,000,000	12,428,130
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	Aaa	1,435,000	1,551,264
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	Aaa	1,000,000	1,037,300
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	Aaa	5,000,000	5,159,200
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	Aa2	22,870,000	24,767,753
North Attleborough Gen. Oblig. 5.25% 11/1/13 (AMBAC Insured)	Aaa	1,000,000	1,049,910
Northbridge Gen. Oblig.:
5.25% 2/15/12 (AMBAC Insured)	Aaa	1,490,000	1,653,185
5.25% 2/15/13 (AMBAC Insured)	Aaa	1,490,000	1,650,950
5.25% 2/15/16 (AMBAC Insured)	Aaa	1,490,000	1,615,056
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	Aaa	$ 575,000	$ 595,102
5.1% 2/15/14 (MBIA Insured)	Aaa	525,000	541,727
Pioneer Valley Reg'l. School District:
5% 6/15/13 (AMBAC Insured)	Aaa	1,235,000	1,344,742
5.375% 6/15/15 (AMBAC Insured)	Aaa	1,235,000	1,355,660
5.375% 6/15/16 (AMBAC Insured)	Aaa	1,000,000	1,091,770
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	Aaa	1,600,000	1,700,160
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.25% 6/15/24 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 100) (d)	Aaa	9,000,000	10,001,970
5.375% 6/15/29 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 100) (d)	Aaa	3,000,000	3,359,460
5.75% 6/15/11 (MBIA Insured)	Aaa	4,065,000	4,602,881
5.75% 6/15/12 (MBIA Insured)	Aaa	1,000,000	1,129,420
5.75% 6/15/14 (MBIA Insured)	Aaa	2,500,000	2,785,775
5.75% 6/15/15 (MBIA Insured)	Aaa	4,105,000	4,577,198
5.75% 6/15/18 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 100) (d)	Aaa	2,720,000	3,115,162
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	Aaa	1,050,000	1,121,747
5.375% 8/15/19 (MBIA Insured)	Aaa	1,050,000	1,115,163
5.375% 8/15/20 (MBIA Insured)	Aaa	1,025,000	1,081,519
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	Aaa	2,810,000	2,833,098
Southern Berkshire Reg'l. School District 7% 4/15/11 (MBIA Insured)	Aaa	300,000	306,000
Springfield Gen. Oblig.:
5% 8/1/13 (FGIC Insured)	Aaa	1,520,000	1,646,160
5.375% 8/1/17 (FGIC Insured)	Aaa	1,875,000	2,030,025
5.5% 8/1/16 (FGIC Insured)	Aaa	1,000,000	1,097,390
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	Aa1	1,000,000	1,038,610
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	Aaa	2,530,000	2,893,561
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	A1	2,400,000	2,450,208
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2000 A:
5% 11/1/15	AA-	1,595,000	1,662,915
5.125% 11/1/16	AA-	2,025,000	2,122,868
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series B:
5.5% 11/1/10 (AMBAC Insured)	Aaa	$ 1,415,000	$ 1,593,672
5.5% 11/1/11 (AMBAC Insured)	Aaa	1,175,000	1,314,508
5.5% 11/1/12 (AMBAC Insured)	Aaa	2,465,000	2,739,231
5.5% 11/1/13 (AMBAC Insured)	Aaa	1,615,000	1,782,685
5.5% 11/1/14 (AMBAC Insured)	Aaa	1,500,000	1,646,895
5.5% 11/1/15 (AMBAC Insured)	Aaa	1,200,000	1,314,000
5.5% 11/1/16 (AMBAC Insured)	Aaa	1,250,000	1,359,638
5.5% 11/1/17 (AMBAC Insured)	Aaa	1,250,000	1,348,788
5.5% 11/1/18 (AMBAC Insured)	Aaa	1,400,000	1,498,616
Westfield Gen. Oblig.:
5% 12/15/09 (MBIA Insured)	Aaa	1,000,000	1,098,710
5% 9/1/13 (FSA Insured)	Aaa	750,000	774,240
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	Aaa	1,465,000	1,506,650
5.5% 8/15/12 (FGIC Insured)	Aaa	1,400,000	1,567,314
5.5% 8/15/13 (FGIC Insured)	Aaa	1,285,000	1,431,323
5.5% 8/15/18 (FGIC Insured)	Aaa	1,000,000	1,079,190
Series 2001 B:
5% 10/1/08 (FGIC Insured)	Aaa	1,200,000	1,316,856
5.25% 10/1/10 (FGIC Insured)	Aaa	1,660,000	1,841,255
5.25% 10/1/11 (FGIC Insured)	Aaa	1,000,000	1,114,030
5.5% 10/1/09 (FGIC Insured)	Aaa	1,000,000	1,127,710
5.5% 10/1/12 (FGIC Insured)	Aaa	2,635,000	2,953,545
5.5% 10/1/13 (FGIC Insured)	Aaa	1,500,000	1,672,770
5.5% 10/1/14 (FGIC Insured)	Aaa	1,070,000	1,186,309
Series A:
5.5% 4/1/11 (FSA Insured)	Aaa	1,350,000	1,514,349
5.5% 4/1/19 (FSA Insured)	Aaa	4,000,000	4,263,400
5.75% 4/1/12 (FSA Insured)	Aaa	2,935,000	3,326,059
5.75% 4/1/13 (FSA Insured)	Aaa	3,035,000	3,428,609
5.75% 4/1/14 (FSA Insured)	Aaa	3,120,000	3,498,144
			1,916,984,412
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/12 (FGIC Insured) (b)	Aaa	$ 18,630,000	$ 20,679,673
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,827,018,264)	1,937,664,085
NET OTHER ASSETS - 2.2%	42,799,026
NET ASSETS - 100%	$ 1,980,463,111
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	24.9%
Education	13.1
Special Tax	12.5
Health Care	12.1
Water & Sewer	9.4
Transportation	9.2
Escrowed/Pre-Refunded	8.2
Others* (individually less than 5%)	10.6
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $136,507,257 and $94,543,841, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,827,018,264) - See accompanying schedule		$ 1,937,664,085
Cash		84,415,666
Receivable for investments sold		237,159
Receivable for fund shares sold		4,445,131
Interest receivable		21,564,025
Redemption fees receivable		41
Other receivables		88,343
Total assets		2,048,414,450
Liabilities
Payable for investments purchased Regular delivery	$ 4,339,178
Delayed delivery	59,065,939
Payable for fund shares redeemed	1,847,869
Distributions payable	1,910,539
Accrued management fee	616,823
Other payables and accrued expenses	170,991
Total liabilities		67,951,339
Net Assets		$ 1,980,463,111
Net Assets consist of:
Paid in capital		$ 1,868,953,370
Undistributed net investment income		938,200
Accumulated undistributed net realized gain (loss) on investments		(74,280)
Net unrealized appreciation (depreciation) on investments		110,645,821
Net Assets, for 162,767,980 shares outstanding		$ 1,980,463,111
Net Asset Value, offering price and redemption price per share ($1,980,463,111 ÷ 162,767,980 shares)		$ 12.17

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

		Six months ended July 31, 2002 (Unaudited)
Investment Income
Interest		$ 46,609,622
Expenses
Management fee	$ 3,572,103
Transfer agent fees	637,417
Accounting fees and expenses	207,212
Non-interested trustees' compensation	3,059
Custodian fees and expenses	13,952
Registration fees	15,385
Audit	19,061
Legal	7,018
Miscellaneous	51,380
Total expenses before reductions	4,526,587
Expense reductions	(194,432)	4,332,155
Net investment income (loss)		42,277,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,194,978
Change in net unrealized appreciation (depreciation) on investment securities		36,551,960
Net gain (loss)		37,746,938
Net increase (decrease) in net assets resulting from operations		$ 80,024,405

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2002 (Unaudited)	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,277,467	$ 86,835,209
Net realized gain (loss)	1,194,978	8,234,374
Change in net unrealized appreciation (depreciation)	36,551,960	1,276,482
Net increase (decrease) in net assets resulting from operations	80,024,405	96,346,065
Distributions to shareholders from net investment income	(41,948,355)	(86,226,597)
Distributions to shareholders from net realized gain	(1,910,618)	(2,456,508)
Total distributions	(43,858,973)	(88,683,105)
Share transactions Net proceeds from sales of shares	293,516,105	758,764,231
Reinvestment of distributions	32,384,100	66,133,362
Cost of shares redeemed	(270,194,851)	(648,722,141)
Net increase (decrease) in net assets resulting from share transactions	55,705,354	176,175,452
Redemption fees	17,724	75,186
Total increase (decrease) in net assets	91,888,510	183,913,598
Net Assets
Beginning of period	1,888,574,601	1,704,661,003
End of period (including undistributed net investment income of $938,200 and undistributed net investment income of $673,994, respectively)	$ 1,980,463,111	$ 1,888,574,601
Other Information Shares
Sold	24,489,136	63,586,554
Issued in reinvestment of distributions	2,704,714	5,545,381
Redeemed	(22,662,983)	(54,567,069)
Net increase (decrease)	4,530,867	14,564,866

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended July 31, 2002	Years ended January 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.940	$ 11.860	$ 11.020	$ 12.040	$ 11.970	$ 11.430
Income from Investment Operations
Net investment income (loss)	.268 D	.552 D, F	.573 D	.565 D	.571	.593
Net realized and unrealized gain (loss)	.240	.091 F	.836	(1.000)	.100	.542
Total from investment operations	.508	.643	1.409	(.435)	.671	1.135
Distributions from net investment income	(.266)	(.548)	(.569)	(.560)	(.571)	(.593)
Distributions from net realized gain	(.012)	(.015)	-	(.025)	(.030)	(.002)
Total distributions	(.278)	(.563)	(.569)	(.585)	(.601)	(.595)
Redemption fees added to paid in capital	- D	- D	-	-	-	-
Net asset value, end of period	$ 12.170	$ 11.940	$ 11.860	$ 11.020	$ 12.040	$ 11.970
Total Return B, C	4.32%	5.54%	13.11%	(3.70)%	5.76%	10.21%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.47%	.49%	.49%	.51%	.53%
Expenses net of voluntary waivers, if any	.48% A	.47%	.49%	.49%	.51%	.53%
Expenses net of all reductions	.46% A	.42%	.42%	.48%	.51%	.53%
Net investment income (loss)	4.52% A	4.63% F	5.04%	4.91%	4.80%	5.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,980,463	$ 1,888,575	$ 1,704,661	$ 1,250,449	$ 1,394,734	$ 1,232,151
Portfolio turnover rate	10% A	18%	24%	22%	12%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's former $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	0.58%	1.44%	14.70%	31.05%
Massachusetts Tax-Free Retail Money Market Funds Average	0.45%	1.17%	13.80%	29.21%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 12 money market funds.

Average Annual Total Returns

Periods ended July 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	1.44%	2.78%	2.74%
Massachusetts Tax-Free Retail Money Market Funds Average	1.17%	2.62%	2.59%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	7/29/02	4/29/02	1/28/02	10/29/01	7/30/01

Spartan Massachusetts Municipal Money Market Fund	1.14%	1.35%	1.21%	1.89%	2.36%

If Fidelity had not reimbursed certain fund expenses	1.11%	1.32%	1.18%	1.86%	-

Massachusetts Tax-Free Retail Money Market Funds Average	0.85%	1.12%	0.90%	1.60%	2.01%

Spartan Massachusetts Municipal Money Market Fund - Tax-equivalent	1.85%	2.03%	1.99%	3.07%	3.82%

If Fidelity had not reimbursed certain fund expenses	1.80%	1.98%	1.94%	3.02%	-

Portion of fund's income subject to state taxes	0.08%	0.13%	7.90%	10.46%	4.60%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.45%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended July 31, 2002?

A. At the beginning of the period, most market participants were optimistic about the U.S. economy. Preliminary data showed U.S. gross domestic product growing at an annual rate of 6.5% in the first quarter. Money market yields rose in response, as investors believed that growth at this level would encourage the Federal Reserve Board to raise short-term interest rates. However, further analysis showed that much of the first-quarter growth in GDP was due to inventory adjustments, and additional data demonstrated some uncertainty about the future course of the economy. First quarter GDP was revised downward to 5.0% and growth in second quarter GDP slowed to 1.1%. Rising unemployment and moribund corporate spending made many market participants skeptical about the pace and strength of the recovery. Some anticipated a "double-dip" recession and raised the possibility of future Fed rate cuts. The Fed stayed on the sidelines and kept short-term rates unchanged as it waited until further signs about the direction of the economy emerged.

Q. How did the economic slowdown affect the fiscal health of Massachusetts issuers?

A. Massachusetts had to deal with a significant budget shortfall. Much of the deficit arose due to declines in capital gains tax receipts in the wake of the stock market's steep decline. Lawmakers were able to close some of the gap through spending cuts, new taxes and fees, and by tapping the state's cash reserves. The outlook for 2003 remains challenging, with further cuts likely. This backdrop increased scrutiny of the creditworthiness of both the state as well as municipalities that receive state aid. (Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. Early in the period, the fund's average maturity was neutral to or slightly longer than its peers. I looked for opportunities among all maturities in the face of a significant amount of new-issue supply and a steady and strong influx of new money into the fund. In addition, longer-term yields were essentially the same as short-term alternatives, and at certain times short-term yields actually were more attractive than long-term fixed rates. As the period progressed, I maintained a neutral stance, looking for attractive yield opportunities among both short- and long-term securities. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts tax. Although more of shareholders' income will be taxable than if we had exclusively purchased Massachusetts obligations, shareholders may benefit from higher dividends even after taxes are taken into account.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2002, was 1.13%, compared to 1.23% six months ago. The more recent seven-day yield was the equivalent of a 1.85% taxable rate of return for Massachusetts investors in the 38.45% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2002, the fund's six-month total return was 0.58%, compared to 0.45% for the Massachusetts tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. Interest rates should remain low and relatively stable for the time being, within a generally non-inflationary environment. Yields on Massachusetts money market securities should continue to be shaped by forces of demand and supply. At the end of the period, demand remained strong, tending to dampen yields, although a larger-than-expected supply might force yields slightly higher. If the economy picks up and the stock market shows signs of a rebound, we could see assets flowing out of the money markets. Such an exodus would also push yields higher if it happens when a significant amount of new issuance comes to market. I intend to maintain a neutral average maturity roughly in line with the fund's peers, as I look for attractively valued opportunities among all maturities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital and liquidity

Fund number: 426

Trading symbol: FMSXX

Start date: March 4, 1991

Size: as of July 31, 2002, more than $994 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/02	% of fund's investments 1/31/02	% of fund's investments 7/31/01
0 - 30	68.1	71.4	64.5
31 - 90	9.8	8.0	10.5
91 - 180	8.2	10.4	9.1
181 - 397	13.9	10.2	15.9
Weighted Average Maturity
	7/31/02	1/31/02	7/31/01
Spartan Massachusetts Municipal Money Market Fund	56 Days	52 Days	63 Days
Massachusetts Tax-Free Retail Money Market Funds Average *	56 Days	50 Days	56 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2002	As of January 31, 2002
Variable Rate Demand Notes (VRDNs) 60.2%	Variable Rate Demand Notes (VRDNs) 49.6%
Commercial Paper (including CP Mode) 8.1%	Commercial Paper (including CP Mode) 12.2%
Tender Bonds 0.0%	Tender Bonds 2.2%
Municipal Notes 24.6%	Municipal Notes 22.7%
Municipal Money Market Funds 4.0%	Municipal Money Market Funds 6.7%
Other Investments 0.6%	Other Investments 4.6%
Net Other Assets 2.5%	Net Other Assets 2.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investments July 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value (Note 1)
Massachusetts - 91.2%
Boston Gen. Oblig. Bonds Series A, 5% 11/1/02 (FGIC Insured)	$ 1,830,000	$ 1,845,509
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.4%, LOC Fleet Bank NA, VRDN (b)(e)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 1.38% (Liquidity Facility Societe Generale) (b)(f)	5,100,000	5,100,000
Bridgewater & Raynham Reg'l. School District BAN:
Series A, 2.25% 1/31/03	6,100,000	6,125,143
Series B, 2.75% 7/3/03	6,000,000	6,058,092
Chelsea Gen. Oblig. BAN 3% 4/15/03	4,200,000	4,218,474
Chicopee Gen. Oblig. BAN:
2.25% 11/20/02	2,500,000	2,501,710
2.5% 11/20/02	8,600,000	8,615,375
Cohasset Gen. Oblig. BAN 2.5% 2/14/03	6,300,000	6,330,107
Dracut Gen. Oblig. BAN 2.2% 9/27/02	5,330,000	5,332,535
Foxborough Gen. Oblig. BAN 2.25% 6/18/03	4,000,000	4,020,731
Freetown Lakeville Reg'l. School District BAN 3.25% 8/9/02	4,500,000	4,500,508
Harvard Gen. Oblig. BAN 2.25% 11/14/02	9,000,000	9,021,222
Holliston Gen. Oblig. BAN 2.75% 5/22/03	7,400,000	7,450,884
Hudson Gen. Oblig. BAN 3% 5/14/03	4,800,000	4,835,730
Lee Gen. Oblig. BAN Lot B, 2.5% 10/17/02	4,400,000	4,403,453
Leominster Gen. Oblig. BAN 2.75% 11/15/02	4,500,000	4,511,670
Lexington Gen. Oblig. BAN 2.25% 2/14/03	16,100,000	16,143,075
Littleton Gen. Oblig. BAN 2.75% 1/30/03	6,400,000	6,427,236
Ludlow Gen. Oblig. BAN Lot A, 2.75% 7/11/03	9,372,250	9,470,389
Lynnfield Gen. Oblig. BAN 2.25% 3/14/03	7,200,000	7,223,967
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 99 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	4,645,000	4,645,000
Series Merlots 00 H, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,400,000	8,400,000
Series 1999, 1.4%, VRDN (b)	7,630,000	7,630,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(Monkiewicz Realty Trust Proj.) 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.55%, LOC Suntrust Bank, VRDN (b)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.52%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 4,000,000	$ 4,000,000
(Boston Renaissance Charter School Proj.) 1.5%, LOC Fleet Nat'l. Bank, VRDN (b)	9,800,000	9,800,000
(Dexter School Proj.) 1.4% (MBIA Insured), VRDN (b)	5,000,000	5,000,000
(Edgewood Retirement Proj.) Series A, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	4,300,000	4,300,000
(Fessenden School Proj.) Series 2001, 1.4%, LOC Fleet Bank NA, VRDN (b)	2,600,000	2,600,000
(Gordon College Proj.) Series 2000, 1.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,750,000	1,750,000
(Newton Country Day School Proj.) 1.44%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000,000	8,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 1.4% (AMBAC Insured), VRDN (b)	7,265,000	7,265,000
1.3% 10/18/02, LOC Wachovia Bank NA, CP	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	7,500,000	7,500,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,065,000	3,065,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MS 00 420X, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	2,000,000	2,000,000
Series PT 393, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000,000	6,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 1.36% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	4,600,000	4,600,000
Series EGL 00 2102, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	2,500,000	2,500,000
Series EGL 01 2102, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	4,300,000	4,300,000
Series EGL 01 2103, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	11,685,000	11,685,000
Series EGL 01 2104, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	4,690,000	4,690,000
Series EGL 01 2105, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	11,700,000	11,700,000
Series MS 01 535, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 680R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,685,000	$ 6,685,000
Series PA 689R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,360,000	6,360,000
Series PA 716R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,600,000	4,600,000
Series PA 724 R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,150,000	6,150,000
Series PT 392, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,820,000	11,820,000
Series ROC II 99 11, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	1,500,000	1,500,000
Series ROC II R102, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	4,995,000	4,995,000
Series ROC II R143, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	4,995,000	4,995,000
(Central Artery Proj.) Series B, 1.55% (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	15,400,000	15,400,000
BAN Series A, 3.25% 4/25/03	9,000,000	9,068,177
Series 1997 B, 1.3%, VRDN (b)	30,000,000	30,000,000
Series 1998 A, 1.4%, VRDN (b)	10,700,000	10,700,000
Series 2001 C, 1.45% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	33,970,000	33,970,001
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 96 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	5,975,000	5,975,000
Series EGL 97 2104, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000,000	5,000,000
Series Merlots 00 T, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,590,000	1,590,000
Series Merlots 00 WW, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,800,000	4,800,000
Series Merlots 97 Y, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,435,000	4,435,000
Series PA 595R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000,000	4,000,000
Series SG 27, 1.38% (Liquidity Facility Societe Generale) (b)(f)	3,935,000	3,935,000
Series SGA 65, 1.6% (Liquidity Facility Societe Generale) (b)(f)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Endicott College Proj.) Series 2001 C, 1.35%, LOC Fleet Bank NA, VRDN (b)	$ 6,825,000	$ 6,825,000
(Fairview Extended Care Proj.) Series B, 1.35% (MBIA Insured), LOC Fleet Bank NA, VRDN (b)	5,700,000	5,700,000
(Home for Little Wanderers Proj.) Series B, 1.4%, LOC Fleet Bank NA, VRDN (b)	2,400,000	2,400,000
Massachusetts Hsg. Fin. Agcy.:
(Hbr. Point Apt. Proj.) Series 1995 A, 1.25% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (b)	5,500,000	5,500,000
(Princeton Crossing LP Proj.) Series 1996, 1.55%, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series H, 2.05% 12/2/02 (e)	3,700,000	3,700,000
Participating VRDN:
Series Merlots H, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,375,000	8,375,000
Series PA 370, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,815,000	3,815,000
Series PT 160, 1.43% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	6,620,000	6,620,000
Series PT 212, 1.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	3,645,000	3,645,000
Series PT 33, 1.43% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	1,160,000	1,160,000
Series PT 42, 1.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	1,180,000	1,180,000
Series PT 592, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,800,000	10,800,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	1,000,000	1,000,000
(Abbott Box Co. Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,625,000	1,625,000
(Barbour Corp. Proj.) Series 1998, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,400,000	2,400,000
(BBB Esq. LLC Proj.) Series 1996, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,450,000	1,450,000
(Decas Cranberry Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Heat Fab, Inc. Proj.) Series 1996, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	$ 1,500,000	$ 1,500,000
(Parker-Hannifin Corp. Proj.) Series 1997, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(United Plastics Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,800,000	1,800,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.35% tender 10/15/02, CP mode	8,250,000	8,250,000
1.8% tender 9/10/02, CP mode	18,000,000	18,000,000
Series 1993 A, 1.35% tender 10/1/02, CP mode	10,000,000	10,000,000
Series 1993 B, 1.8% tender 9/4/02, CP mode	3,300,000	3,300,000
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 1.38% (Liquidity Facility Societe Generale) (b)(f)	3,755,000	3,755,000
Series SG 56, 1.38% (Liquidity Facility Societe Generale) (b)(f)	7,025,000	7,025,000
(Groton School Proj.) Series 1998 B, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.45%, LOC Fleet Bank NA, VRDN (b)	2,155,000	2,155,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.4%, LOC ABN-AMRO Bank NV, VRDN (b)	3,000,000	3,000,000
Series 1994 B, 1.4%, LOC ABN-AMRO Bank NV, VRDN (b)	4,300,000	4,300,000
(Mount Ida College Proj.) Series 1997, 1.35%, LOC Dexia Credit Local de France, VRDN (b)	1,700,000	1,700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	2,685,000	2,685,000
(Youville Place Proj.) Series 1996, 1.45% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (b)	4,200,000	4,200,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series B, 1.6% 8/13/02, LOC Fleet Nat'l. Bank, CP	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,850,000	$ 4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R177, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	1,900,000	1,900,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	8,200,000	8,200,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series PT 135, 1.38% (Liquidity Facility Banco Santander Central Hispano SA) (b)(f)	9,620,000	9,620,000
Series SG 124, 1.38% (Liquidity Facility Societe Generale) (b)(f)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.44% (Liquidity Facility Bank of America NA) (b)(f)	11,623,000	11,623,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,070,000	5,070,000
Massachusetts Wtr. Resource Auth.:
Participating VRDN:
Series EGL 02 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	4,600,000	4,600,000
Series PA 700, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,295,000	3,295,000
Series SG 63, 1.43% (Liquidity Facility Societe Generale) (b)(f)	1,000,000	1,000,000
Series 1997 B, 1.25% (AMBAC Insured), VRDN (b)	22,350,000	22,350,000
Series 1999, 1.5% 8/6/02, LOC State Street Bank & Trust Co., Boston, CP	8,000,000	8,000,000
Series 2001 B, 1.3% (FGIC Insured), VRDN (b)	7,700,000	7,700,000
1.3% 10/1/02, LOC JPMorgan Chase Bank, CP	8,200,000	8,200,000
1.3% 10/17/02, LOC JPMorgan Chase Bank, CP	3,800,000	3,800,000
1.5% 9/10/02, LOC JPMorgan Chase Bank, CP	3,200,000	3,200,000
1.8% 10/1/02, LOC JPMorgan Chase Bank, CP	9,300,000	9,300,000
Maynard Gen. Oblig. BAN 2.5% 2/14/03	4,900,000	4,920,791
Medford Gen. Oblig. BAN:
2.25% 11/14/02	4,900,000	4,905,528
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Medford Gen. Oblig. BAN: - continued
2.4% 11/14/02	$ 10,000,000	$ 10,027,181
Medway Gen. Oblig. BAN 2.5% 3/20/03	4,500,000	4,523,809
Monson Gen. Oblig. BAN:
1.95% 11/15/02 (a)	2,400,000	2,403,168
3.25% 8/9/02	5,500,000	5,500,586
Newburyport Gen. Oblig. BAN 2.75% 5/8/03	9,100,000	9,156,786
North Middlesex Reg'l. School District BAN 2.75% 10/25/02	7,520,000	7,529,754
North Reading Gen. Oblig. BAN 2.75% 9/26/02	5,069,000	5,073,567
Old Rochester Reg'l. School District BAN 2.5% 2/19/03	3,800,000	3,815,499
Oxford Gen. Oblig. BAN 2.5% 1/17/03	6,200,000	6,222,568
Pembroke Gen. Oblig. BAN 2.75% 8/7/03 (a)	4,500,000	4,549,860
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 1.36% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	6,535,000	6,535,000
Series EGL 01 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	2,200,000	2,200,000
Series ROC 27, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	4,280,000	4,280,000
Series B, 1.25% (AMBAC Insured), VRDN (b)	20,400,000	20,400,000
Salem Gen. Oblig. BAN 2.25% 1/16/03	5,646,000	5,665,202
Saugus Gen. Oblig. BAN 2.5% 2/21/03	4,300,000	4,321,269
Springfield Gen. Oblig. BAN:
2.3% 11/13/02 (BPA Fleet Bank NA)	4,200,000	4,205,278
3% 2/21/03 (BPA Fleet Nat'l. Bank)	4,100,000	4,129,274
3% 7/8/03 (BPA Fleet Nat'l. Bank)	5,000,000	5,062,034
Tyngsborough Gen. Oblig. BAN 2.6% 11/6/02	5,400,000	5,408,436
Watertown Gen. Oblig. BAN 2.25% 11/14/02	4,200,000	4,204,143
Westborough Gen. Oblig. BAN Series B, 2.25% 11/21/02	6,000,000	6,008,487
Westford Gen. Oblig. BAN 2.75% 5/14/03	6,800,000	6,842,839
Westwood Gen. Oblig. BAN 2% 8/8/02	5,000,000	5,000,468
		906,778,515
Puerto Rico - 2.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 01 A107, 1.31% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,370,000	13,370,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.31% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,940,000	9,940,000
		23,310,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 4.0%
Fidelity Municipal Cash Central Fund, 1.55% (c)(d)	39,435,997	$ 39,435,997
TOTAL INVESTMENT PORTFOLIO - 97.5%		969,524,512
NET OTHER ASSETS - 2.5%		24,798,016
NET ASSETS - 100%		$ 994,322,528
Total Cost for Income Tax Purposes $ 969,524,512
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 969,524,512
Receivable for investments sold		31,465,480
Receivable for fund shares sold		3,365,884
Interest receivable		4,358,958
Other receivables		40,895
Total assets		1,008,755,729
Liabilities
Payable to custodian bank	$ 32,455
Payable for investments purchased on a delayed delivery basis	6,953,028
Payable for fund shares redeemed	7,042,051
Distributions payable	65,123
Accrued management fee	339,245
Other payables and accrued expenses	1,299
Total liabilities		14,433,201
Net Assets		$ 994,322,528
Net Assets consist of:
Paid in capital		$ 994,263,814
Accumulated net realized gain (loss) on investments		58,714
Net Assets, for 994,072,396 shares outstanding		$ 994,322,528
Net Asset Value, offering price and redemption price per share ($994,322,528 ÷ 994,072,396 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Six months ended July 31, 2002 (Unaudited)
Investment Income
Interest		$ 7,996,236
Expenses
Management fee	$ 2,271,921
Non-interested trustees' compensation	1,705
Total expenses before reductions	2,273,626
Expense reductions	(358,840)	1,914,786
Net investment income		6,081,450
Net Realized Gain (Loss) on Investment securities		58,714
Net increase in net assets resulting from operations		$ 6,140,164

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2002 (Unaudited)	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,081,450	$ 21,184,296
Net realized gain (loss)	58,714	177,144
Net increase (decrease) in net assets resulting from operations	6,140,164	21,361,440
Distributions to shareholders from net investment income	(6,081,450)	(21,184,296)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	455,822,161	931,396,458
Reinvestment of distributions	5,660,292	19,714,130
Cost of shares redeemed	(516,652,462)	(785,728,461)
Net increase (decrease) in net assets and shares resulting from share transactions	(55,170,009)	165,382,127
Total increase (decrease) in net assets	(55,111,295)	165,559,271
Net Assets
Beginning of period	1,049,433,823	883,874,552
End of period	$ 994,322,528	$ 1,049,433,823

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended July 31, 2002	Years ended January 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.023	.036	.028	.030	.031
Distributions from net investment income	(.006)	(.023)	(.036)	(.028)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	.58%	2.28%	3.61%	2.83%	3.00%	3.19%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.48%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40% A	.47%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.37% A	.43%	.49%	.50%	.49%	.50%
Net investment income	1.16% A	2.23%	3.55%	2.79%	2.95%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 994,323	$ 1,049,434	$ 883,875	$ 831,083	$ 905,230	$ 744,860

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity ® Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended July 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® MA Municipal Money Market	0.53%	1.35%	14.33%	29.48%
Massachusetts Tax-Free Retail Money Market Funds Average	0.45%	1.17%	13.80%	29.21%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 12 money market funds.

Average Annual Total Returns

Periods ended July 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	1.35%	2.71%	2.62%
Massachusetts Tax-Free Retail Money Market Funds Average	1.17%	2.62%	2.59%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	7/29/02	4/29/02	1/28/02	10/29/01	7/30/01

Fidelity Massachusetts Municipal Money Market Fund	1.02%	1.26%	1.06%	1.79%	2.35%

Massachusetts Tax-Free Retail Money Market Funds Average	0.85%	1.12%	0.90%	1.60%	2.01%

Fidelity Massachusetts Municipal Money Market Fund - Tax-equivalent	1.66%	2.04%	1.73%	2.91%	3.83%

Portion of fund's income subject to state taxes	0.12%	16.01%	10.87%	7.77%	7.94%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.45%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. Government neither insures nor guarantees a money market fund, and there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended July 31, 2002?

A. At the beginning of the period, most market participants were optimistic about the U.S. economy. Preliminary data showed U.S. gross domestic product growing at an annual rate of 6.5% in the first quarter. Money market yields rose in response, as investors believed that growth at this level would encourage the Federal Reserve Board to raise short-term interest rates. However, further analysis showed that much of the first-quarter growth in GDP was due to inventory adjustments, and additional data demonstrated some uncertainty about the future course of the economy. First quarter GDP was revised downward to 5.0% and growth in second quarter GDP slowed to 1.1%. Rising unemployment and moribund corporate spending made many market participants skeptical about the pace and strength of the recovery. Some anticipated a "double-dip" recession and raised the possibility of future Fed rate cuts. The Fed stayed on the sidelines and kept short-term rates unchanged as it waited until further signs about the direction of the economy emerged.

Q. How did the economic slowdown affect the fiscal health of Massachusetts issuers?

A. Massachusetts had to deal with a significant budget shortfall. Much of the deficit arose due to declines in capital gains tax receipts in the wake of the stock market's steep decline. Lawmakers were able to close some of the gap through spending cuts, new taxes and fees, and by tapping the state's cash reserves. The outlook for 2003 remains challenging, with further cuts likely. This backdrop increased scrutiny of the creditworthiness of both the state as well as municipalities that receive state aid. (Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. Early in the period, the fund's average maturity was neutral to or slightly longer than its peers. I looked for opportunities among all maturities in the face of a significant amount of new-issue supply and a steady and strong influx of new money into the fund. In addition, longer-term yields were essentially the same as short-term alternatives, and at certain times short-term yields actually were more attractive than long-term fixed rates. As the period progressed, I maintained a neutral stance, looking for attractive yield opportunities among both short- and long-term securities. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts tax. Although more of shareholders' income will be taxable than if we had exclusively purchased Massachusetts obligations, shareholders may benefit from higher dividends even after taxes are taken into account.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2002, was 1.01%, compared to 1.10% six months ago. The more recent seven-day yield was the equivalent of a 1.66% taxable rate of return for Massachusetts investors in the 38.45% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2002, the fund's six-month total return was 0.53%, compared to 0.45% for the Massachusetts tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. Interest rates should remain low and relatively stable for the time being, within a generally non-inflationary environment. Yields on Massachusetts money market securities should continue to be shaped by forces of demand and supply. At the end of the period, demand remained strong, tending to dampen yields, although a larger-than-expected supply might force yields slightly higher. If the economy picks up and the stock market shows signs of a rebound, we could see assets flowing out of the money markets. Such an exodus would also push yields higher if it happens when a significant amount of new issuance comes to market. I intend to maintain a neutral average maturity roughly in line with the fund's peers, as I look for attractively valued opportunities among all maturities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital and liquidity

Fund number: 074

Trading symbol: FDMXX

Start date: November 11, 1983

Size: as of July 31, 2002, more than $3.1 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/02	% of fund's investments 1/31/02	% of fund's investments 7/31/01
0 - 30	68.6	68.9	65.8
31 - 90	8.4	8.3	9.0
91 - 180	7.7	12.0	11.2
181 - 397	15.3	10.8	14.0
Weighted Average Maturity
	7/31/02	1/31/02	7/31/01
Fidelity Massachusetts Municipal Money Market Fund	58 Days	56 Days	61 Days
Massachusetts Tax-Free Retail Money Market Funds Average *	56 Days	50 Days	56 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2002	As of January 31, 2002
Variable Rate Demand Notes (VRDNs) 54.8%	Variable Rate Demand Notes (VRDNs) 46.8%
Commercial Paper (including CP Mode) 6.7%	Commercial Paper (including CP Mode) 11.5%
Tender Bonds 0.6%	Tender Bonds 2.6%
Municipal Notes 24.9%	Municipal Notes 23.6%
Municipal Money Market Funds 9.2%	Municipal Money Market Funds 10.0%
Other Investments 0.8%	Other Investments 3.3%
Net Other Assets 3.0%	Net Other Assets 2.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount	Value (Note 1)
Massachusetts - 87.5%
Beverly Gen. Oblig. BAN 2.5% 2/6/03	$ 11,400,000	$ 11,411,423
Billerica Gen. Oblig. BAN 2.5% 1/10/03	18,000,000	18,074,004
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.4%, LOC Fleet Bank NA, VRDN (b)(e)	3,335,000	3,335,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	3,430,000	3,430,000
Series SG 75, 1.38% (Liquidity Facility Societe Generale) (b)(f)	8,380,000	8,380,000
Bridgewater & Raynham Reg'l. School District BAN Series A, 2.25% 1/31/03	17,900,000	17,973,781
Brockton Area Transit Auth. RAN 2.75% 8/8/03 (a)	7,592,000	7,678,397
Cambridge Gen. Oblig. Bonds 3.5% 12/15/02	3,265,000	3,284,184
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 1.35%, LOC Fannie Mae, VRDN (b)(e)	3,695,000	3,695,000
Cape Cod Reg'l. Transit Auth. RAN 2.75% 7/11/03	5,636,000	5,691,341
Chelsea Gen. Oblig. BAN 3% 4/15/03	12,800,000	12,856,303
Chicopee Gen. Oblig. BAN:
1.75% 11/20/02	10,272,000	10,282,781
2.25% 11/20/02	7,500,000	7,505,130
2.5% 11/20/02	25,900,000	25,946,304
Dover & Sherborn Reg'l. School District BAN:
2.2% 11/15/02	5,500,000	5,513,918
2.25% 11/15/02	10,000,000	10,011,386
Dracut Gen. Oblig. BAN 2.75% 9/27/02	5,600,000	5,604,705
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,675,000	5,675,000
Duxbury Gen. Oblig. BAN 2.5% 1/15/03	8,786,000	8,817,596
Edgartown Gen. Oblig. BAN:
2.75% 7/15/03	6,050,000	6,115,239
3.2% 8/2/02	5,000,000	5,000,067
Foxborough Gen. Oblig. BAN 2.25% 6/18/03	12,000,000	12,062,192
Freetown Gen. Oblig. BAN 2.75% 7/16/03	8,565,000	8,647,059
Grafton Gen. Oblig. BAN 2.75% 10/23/02	15,700,000	15,719,886
Haverhill Gen. Oblig. BAN 3.5% 4/16/03 (BPA Fleet Nat'l. Bank)	10,010,000	10,096,463
Holliston Gen. Oblig. BAN 2.75% 5/22/03	22,508,132	22,662,902
Hudson Gen. Oblig. BAN 3% 5/14/03	15,200,000	15,313,146
Lancaster Gen. Oblig. BAN 3% 4/25/03	6,552,017	6,590,465
Leominster Gen. Oblig. BAN 2.75% 11/15/02	14,300,000	14,337,085
Lexington Gen. Oblig. BAN 2.25% 2/14/03	46,400,000	46,523,894
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lincoln-Sudbury Reg'l School District BAN 2.75% 10/11/02	$ 10,000,000	$ 10,013,342
Littleton Gen. Oblig. BAN 2.75% 1/30/03	20,030,000	20,115,239
Ludlow Gen. Oblig. BAN Lot B, 1.4% 10/30/02	7,430,000	7,430,912
Lynnfield Gen. Oblig. BAN 2.25% 3/14/03	20,800,000	20,869,238
Marion Gen. Oblig. BAN:
2.5% 7/18/03	4,917,077	4,958,944
2.75% 9/27/02	9,900,000	9,909,069
Massachusetts Bay Trans. Auth.:
Bonds Series MS 98 107, 0%, tender 8/1/02 (Liquidity Facility Morgan Stanley) (b)(f)(g)	5,565,000	5,565,000
Participating VRDN:
Series EGL 99 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	1,895,000	1,895,000
Series PA 675, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,835,000	4,835,000
Series PA 756R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,100,000	13,100,000
Series PA 986R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,390,000	5,390,000
Series 1999, 1.4%, VRDN (b)	22,700,000	22,700,000
1.25% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (b)	20,200,000	20,200,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,245,000	8,245,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	2,900,000	2,900,000
(Monkiewicz Realty Trust Proj.) 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	4,920,000	4,920,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.52%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,590,000	7,590,000
(Assumption College Proj.) Series A, 1.3%, LOC Bank of New York NA, VRDN (b)	8,340,000	8,340,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 1.5%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 14,900,000	$ 14,900,000
(Brooks School Issue Proj.) Series 1999 A, 1.4% (MBIA Insured), VRDN (b)	3,800,000	3,800,000
(Draper Lab. Issue Proj.) Series 2000, 1.35% (MBIA Insured), VRDN (b)	25,800,000	25,800,000
(Edgewood Retirement Proj.) Series A, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	12,580,000	12,580,000
(Fessenden School Proj.) Series 2001, 1.4%, LOC Fleet Bank NA, VRDN (b)	8,400,000	8,400,000
(Gordon College Proj.) Series 2000, 1.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,000,000	5,000,000
(Lasell Village, Inc. Proj.) 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)	7,750,000	7,750,000
(Shady Hills School Proj.) Series 1998 A, 1.45%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,400,000	2,400,000
(Wentworth Institute of Technology Proj.) Series 2000, 1.4% (AMBAC Insured), VRDN (b)	15,200,000	15,200,000
(WGBH Edl. Foundation Proj.) Series B, 1.3% (AMBAC Insured), VRDN (b)	15,900,000	15,900,000
(Worcester YMCA Proj.) Series 2001, 1.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,000,000	4,000,000
Series B, 1.4% 12/13/02, LOC Fleet Nat'l. Bank, CP	5,200,000	5,200,000
1.75% 8/16/02, LOC Wachovia Bank NA, CP	14,081,000	14,081,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) 1.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	7,500,000	7,500,000
(Wheelabrator Millbury Proj.) 1.6%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,700,000	8,700,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MS 00 420X, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	7,790,000	7,790,000
Series PA 798, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,500,000	2,500,000
Series PT 393, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,865,000	16,865,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 1.36% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$ 14,740,000	$ 14,740,000
Series BA 01 O, 1.44% (Liquidity Facility Bank of America NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 1.44% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Series EGL 00 2102, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	7,400,000	7,400,000
Series EGL 01 2102, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	14,835,000	14,835,000
Series EGL 01 2103, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	38,500,000	38,500,000
Series EGL 01 2104, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	16,100,000	16,100,000
Series EGL 01 2105, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	35,585,000	35,585,000
Series MS 00 241, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	5,462,500	5,462,500
Series MS 01 535, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	19,305,000	19,305,000
Series MS 01 574, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 692, 1.41% (Liquidity Facility Morgan Stanley) (b)(f)	6,555,000	6,555,000
Series MS 01 699X, 1.44% (Liquidity Facility Morgan Stanley) (b)(f)	4,890,000	4,890,000
Series PA 1020R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,900,000	4,900,000
Series PA 647, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,840,000	4,840,000
Series PA 680R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,300,000	18,300,000
Series PA 689R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,500,000	17,500,000
Series PA 716R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,800,000	14,800,000
Series PA 721, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,600,000	10,600,000
Series PA 724 R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,100,000	18,100,000
Series PA 859R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,020,000	5,020,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 964R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,995,000	$ 4,995,000
Series PA 993R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1390, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,255,000	20,255,000
Series PT 391, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,130,000	12,130,000
Series ROC II 99 11, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,500,000	3,500,000
Series ROC II R100, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	9,995,000	9,995,000
(Central Artery Proj.):
Series 2000 A, 1.55% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	44,850,000	44,850,000
Series B, 1.55% (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	8,300,000	8,300,000
BAN Series A, 3.25% 4/25/03	27,070,000	27,275,060
Series 1997 B, 1.3%, VRDN (b)	15,000,000	15,000,000
Series 1998 A, 1.4%, VRDN (b)	84,660,000	84,660,001
Series 2001 B, 1.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	56,355,000	56,355,000
Series 2001 C, 1.45% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	10,640,000	10,640,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series PA 973R, 1.7%, tender 9/12/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	12,495,000	12,495,000
Participating VRDN:
Series BA 02 D, 1.44% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series EGL 96 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	17,000,000	17,000,000
Series EGL 97 2104, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	17,500,000	17,500,000
Series Merlots 00 T, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,990,000	3,990,000
Series Merlots 00 WW, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,675,000	13,675,000
Series Merlots 97 Y, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series MS 01 587, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	$ 11,735,000	$ 11,735,000
Series PA 595R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,245,000	4,245,000
Series PA 983 R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,275,000	7,275,000
Series SG 27, 1.38% (Liquidity Facility Societe Generale) (b)(f)	7,500,000	7,500,000
Series SGA 65, 1.6% (Liquidity Facility Societe Generale) (b)(f)	2,160,000	2,160,000
(Cap. Asset Prog.):
Series B, 1.5% (MBIA Insured), VRDN (b)	2,700,000	2,700,000
Series C, 1.5% (MBIA Insured), VRDN (b)	7,000,000	7,000,000
Series E, 1.5%, LOC Bank One NA, Chicago, VRDN (b)	24,000,000	24,000,000
(Fairview Extended Care Proj.) Series B, 1.35% (MBIA Insured), LOC Fleet Bank NA, VRDN (b)	17,345,000	17,345,000
(Home for Little Wanderers Proj.) Series B, 1.4%, LOC Fleet Bank NA, VRDN (b)	4,855,000	4,855,000
(Partners Health Care Sys. Proj.) Series P1, 1.25% (FSA Insured), VRDN (b)	4,045,000	4,045,000
(Williams College Proj.) Series E, 1.25%, VRDN (b)	5,000,000	5,000,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN Series PT 271, 1.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	6,670,000	6,670,000
(Hbr. Point Apt. Proj.) Series 1995 A, 1.25% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (b)	17,450,000	17,450,000
(Princeton Crossing LP Proj.) Series 1996, 1.55%, LOC Fannie Mae, VRDN (b)(e)	9,900,000	9,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Projs. Participating VRDN Series PA 845, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,495,000	6,495,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series H, 2.05% 12/2/02 (e)	11,300,000	11,300,000
Participating VRDN:
Series FRRI A13, 1.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	7,265,000	7,265,000
Series Merlots H, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	19,000,000	19,000,000
Series PA 370, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series PA 83, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 5,106,000	$ 5,106,000
Series PT 160, 1.43% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	10,255,000	10,255,000
Series PT 212, 1.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	7,420,000	7,420,000
Series PT 33, 1.43% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,095,000	4,095,000
Series PT 42, 1.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	1,480,000	1,480,000
Series PT 592, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	34,685,000	34,685,000
Series Putters 213, 1.42% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,560,000	6,560,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Abbott Box Co. Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,600,000	2,600,000
(Barbour Corp. Proj.) Series 1998, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,445,000	3,445,000
(BBB Esq. LLC Proj.) Series 1996, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	1,000,000	1,000,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,630,000	3,630,000
(Brady Enterprises Proj.) Series 1996, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,600,000	1,600,000
(Decas Cranberry Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,125,000	3,125,000
(Heat Fab, Inc. Proj.) Series 1996, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	2,095,000	2,095,000
(Interpolymer Corp. Proj.) Series 1992, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	2,400,000	2,400,000
(Longview Fibre Co. Proj.) Series 1987, 1.45%, LOC ABN-AMRO Bank NV, VRDN (b)	2,070,000	2,070,000
(Parker-Hannifin Corp. Proj.) Series 1997, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	2,800,000	2,800,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(United Med. Corp. Proj.) Series 1992, 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 1,900,000	$ 1,900,000
(United Plastics Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,695,000	1,695,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.3% tender 9/3/02, CP mode	10,000,000	10,000,000
1.35% tender 10/1/02, CP mode	5,000,000	5,000,000
1.8% tender 9/10/02, CP mode	15,500,000	15,500,000
Series 1993 A, 1.35% tender 10/1/02, CP mode	30,000,000	30,000,000
Series 1993 B:
1.35% tender 10/1/02, CP mode	12,200,000	12,200,000
1.8% tender 9/4/02, CP mode	23,750,000	23,750,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A1, 0% 8/1/02	10,950,000	10,950,000
Participating VRDN:
Series SG 108, 1.38% (Liquidity Facility Societe Generale) (b)(f)	6,000,000	6,000,000
Series SG 56, 1.38% (Liquidity Facility Societe Generale) (b)(f)	11,100,000	11,100,000
(Buckingham Browne Nichols School Proj.) Series 1997, 1.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,300,000	11,300,000
(Goddard House Proj.) 1.4%, LOC Fleet Bank NA, VRDN (b)	7,790,000	7,790,000
(Groton School Proj.) Series 1998 B, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	4,965,000	4,965,000
(Heritage at Hingham Proj.) Series 1997, 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,500,000	7,500,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.45%, LOC Fleet Bank NA, VRDN (b)	3,700,000	3,700,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.4%, LOC ABN-AMRO Bank NV, VRDN (b)	5,200,000	5,200,000
Series 1994 B, 1.4%, LOC ABN-AMRO Bank NV, VRDN (b)	6,300,000	6,300,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Southern New England School of Law Proj.) 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 1,525,000	$ 1,525,000
(Youville Place Proj.) Series 1996, 1.45% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (b)	5,000,000	5,000,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Participating VRDN Series MS 01 674, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	15,950,000	15,950,000
Series B:
1.3% 10/1/02, LOC Fleet Nat'l. Bank, CP	6,765,000	6,765,000
1.75% 8/13/02, LOC Fleet Nat'l. Bank, CP	7,335,000	7,335,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 592, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PA 600R, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series ROC II R177, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	5,595,000	5,595,000
Series ROC II R76, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(f)	13,335,000	13,335,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	28,900,000	28,900,000
Massachusetts Spl. Oblig. Rev. Participating VRDN Series PT 1427, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,150,000	10,150,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	7,360,000	7,360,000
Series PT 135, 1.38% (Liquidity Facility Banco Santander Central Hispano SA) (b)(f)	21,900,000	21,900,000
Series SG 124, 1.38% (Liquidity Facility Societe Generale) (b)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.44% (Liquidity Facility Bank of America NA) (b)(f)	22,348,000	22,348,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(f)	11,800,000	11,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN: - continued
Series MS 98 182, 1.39% (Liquidity Facility Morgan Stanley) (b)(f)	$ 5,380,000	$ 5,380,000
Series SGA 87, 1.6% (Liquidity Facility Societe Generale) (b)(f)	20,875,000	20,875,000
Massachusetts Wtr. Resource Auth.:
Participating VRDN:
Series EGL 00 2103, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	14,660,000	14,660,000
Series PA 637, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,850,000	4,850,000
Series PA 700, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,300,000	9,300,000
Series PA 999R, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,630,000	6,630,000
Series SG 17, 1.38% (Liquidity Facility Societe Generale) (b)(f)	8,440,000	8,440,000
Series SG 63, 1.43% (Liquidity Facility Societe Generale) (b)(f)	1,000,000	1,000,000
Series 1998 D, 1.25% (FGIC Insured), VRDN (b)	27,625,000	27,625,000
Series 1999 A, 1.25% (Liquidity Facility Bank of Nova Scotia) (Liquidity Facility Commerzbank AG), VRDN (b)	200,000	200,000
Series 2001 B, 1.3% (FGIC Insured), VRDN (b)	28,635,000	28,635,000
1.3% 10/1/02, LOC JPMorgan Chase Bank, CP	25,300,000	25,300,000
1.3% 10/17/02, LOC JPMorgan Chase Bank, CP	11,200,000	11,200,000
1.5% 9/10/02, LOC JPMorgan Chase Bank, CP	9,800,000	9,800,000
1.75% 9/13/02, LOC JPMorgan Chase Bank, CP	8,235,000	8,235,000
1.8% 10/1/02, LOC JPMorgan Chase Bank, CP	20,900,000	20,900,000
Maynard Gen. Oblig. BAN 2.5% 2/14/03	14,661,000	14,723,208
Medford Gen. Oblig. BAN 2.25% 11/14/02	14,975,000	14,991,893
Medway Gen. Oblig. BAN 2.5% 3/20/03	13,000,000	13,068,781
Milton Gen. Oblig. BAN:
2.5% 3/14/03	10,000,000	10,054,581
2.75% 9/27/02	9,000,000	9,008,250
Monson Gen. Oblig. BAN:
1.95% 11/15/02 (a)	7,600,000	7,610,032
3.25% 8/9/02	17,500,000	17,501,864
Montachusett Reg'l. Transit Auth. RAN 3% 6/20/03	12,000,000	12,132,465
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Newburyport Gen. Oblig. BAN 2.75% 5/8/03	$ 27,744,000	$ 27,917,129
North Middlesex Reg'l. School District BAN 2.75% 10/25/02	15,000,000	15,019,457
Norwell Gen. Oblig. BAN:
2.5% 2/21/03	6,500,000	6,532,030
2.75% 2/21/03	7,110,000	7,152,995
Old Rochester Reg'l. School District BAN 2.5% 2/19/03	11,200,000	11,245,682
Oxford Gen. Oblig. BAN 2.5% 1/17/03	19,850,000	19,922,254
Peabody Gen. Oblig. BAN 2.5% 2/14/03	8,160,000	8,197,671
Pembroke Gen. Oblig. BAN:
2.75% 8/7/03 (a)	14,165,000	14,321,948
3.25% 8/8/02	11,000,000	11,001,026
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 1.36% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,900,000	19,900,000
Series EGL 01 2101, 1.39% (Liquidity Facility Citibank NA, New York) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 1.39% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	11,285,000	11,285,000
Series B, 1.25% (AMBAC Insured), VRDN (b)	61,600,000	61,600,000
Saugus Gen. Oblig. BAN 2.5% 2/21/03	12,503,000	12,564,844
Springfield Gen. Oblig. BAN:
2.3% 11/13/02 (BPA Fleet Bank NA)	13,300,000	13,316,712
3% 2/21/03 (BPA Fleet Nat'l. Bank)	11,900,000	11,984,966
Tyngsborough Gen. Oblig. BAN 2.6% 11/6/02	17,000,000	17,026,557
Wakefield Gen. Oblig. BAN 2.5% 1/30/03	10,034,000	10,083,403
Watertown Gen. Oblig. BAN 2.25% 11/14/02	13,378,800	13,391,999
Wellesley Gen. Oblig. BAN 2.75% 6/5/03	15,520,000	15,655,131
Westborough Gen. Oblig. BAN Series B, 2.25% 11/21/02	19,400,000	19,427,443
Westford Gen. Oblig. BAN 2.75% 5/14/03	20,880,000	21,011,541
Woburn Gen. Oblig. BAN 2.75% 6/13/03	12,850,000	12,968,137
		2,743,655,955
Puerto Rico - 0.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 01 A107, 1.31% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,475,000	10,475,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 9.2%
Fidelity Municipal Cash Central Fund, 1.55% (c)(d)	289,034,513	$ 289,034,513
TOTAL INVESTMENT PORTFOLIO - 97.0%		3,043,165,468
NET OTHER ASSETS - 3.0%		93,647,087
NET ASSETS - 100%		$ 3,136,812,555
Total Cost for Income Tax Purposes $ 3,043,165,468
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series MS 98 107, 0%, tender 8/1/02 (Liquidity Facility Morgan Stanley)	7/3/01	$ 5,565,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series PA 973R, 1.7%, tender 9/12/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/15/02	$ 12,495,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,060,000 or 0.6% of net assets.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 3,043,165,468
Cash		49,897,274
Receivable for investments sold		53,772,860
Receivable for fund shares sold		19,212,004
Interest receivable		13,696,315
Other receivables		163,732
Total assets		3,179,907,653
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 29,610,377
Payable for fund shares redeemed	12,132,688
Distributions payable	20,766
Accrued management fee	993,629
Other payables and accrued expenses	337,638
Total liabilities		43,095,098
Net Assets		$ 3,136,812,555
Net Assets consist of:
Paid in capital		$ 3,136,661,514
Accumulated net realized gain (loss) on investments		151,041
Net Assets, for 3,136,161,736 shares outstanding		$ 3,136,812,555
Net Asset Value, offering price and redemption price per share ($3,136,812,555 ÷ 3,136,161,736 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Six months ended July 31, 2002 (Unaudited)
Investment Income
Interest		$ 24,293,140
Expenses
Management fee	$ 6,023,243
Transfer agent fees	1,723,944
Accounting fees and expenses	147,894
Non-interested trustees' compensation	5,404
Custodian fees and expenses	25,797
Registration fees	15,668
Audit	14,816
Legal	11,701
Miscellaneous	135,532
Total expenses before reductions	8,103,999
Expense reductions	(685,285)	7,418,714
Net investment income		16,874,426
Net Realized Gain (Loss) on Investment securities		151,041
Net increase in net assets resulting from operations		$ 17,025,467

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2002 (Unaudited)	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,874,426	$ 66,960,760
Net realized gain (loss)	151,041	361,773
Net increase (decrease) in net assets resulting from operations	17,025,467	67,322,533
Distributions to shareholders from net investment income	(16,874,426)	(66,960,760)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,751,141,353	7,491,127,004
Reinvestment of distributions	16,656,858	65,966,971
Cost of shares redeemed	(3,820,832,275)	(7,352,860,801)
Net increase (decrease) in net assets and shares resulting from share transactions	(53,034,064)	204,233,174
Total increase (decrease) in net assets	(52,883,023)	204,594,947
Net Assets
Beginning of period	3,189,695,578	2,985,100,631
End of period	$ 3,136,812,555	$ 3,189,695,578

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended July 31, 2002	Years ended January 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.005	.022	.035	.027	.029	.031
Distributions from net investment income	(.005)	(.022)	(.035)	(.027)	(.029)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.53%	2.22%	3.58%	2.77%	2.90%	3.10%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.50%	.53%	.55%	.56%	.57%
Expenses net of voluntary waivers, if any	.51% A	.50%	.53%	.55%	.56%	.57%
Expenses net of all reductions	.47% A	.46%	.52%	.55%	.56%	.57%
Net investment income	1.07% A	2.20%	3.52%	2.75%	2.86%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,136,813	$ 3,189,696	$ 2,985,101	$ 2,084,276	$ 1,585,140	$ 1,199,547

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt-securities, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end for the income fund was as follows:

Unrealized appreciation	$ 115,794,600	|
Unrealized depreciation	(2,064,741)
Net unrealized appreciation (depreciation)	$ 113,729,859
Cost for federal income tax purposes	$ 1,823,934,226

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Money Market Fund with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.11%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 624,157
Fidelity Massachusetts Municipal Money Market Fund	$ 2,292,854

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement

	Expense Limitations	Reimbursement from adviser
Spartan Massachusetts Municipal Money Market Fund	.40%	$ 160,799

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5. Expense Reductions - continued

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Massachusetts Municipal Income Fund	$ 13,952	$ 180,480
Fidelity Massachusetts Municipal Money Market Fund	$ 25,797	$ 659,488

In addition, through an arrangement with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $198,041 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-SANN-0902 158025
1.536216.105